Long-Term Debt (Details) - Schedule of Black-Scholes Option Pricing Model	12 Months Ended
Sep. 30, 2023 $ / shares
Warrants [member]
Long-Term Debt (Details) - Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share (in Dollars per share)	$ 1.67
Exercise price (in Dollars per share)	$ 10
Risk-free interest rate	4.00%
Expected volatility	60.00%
Expected life	5 years
Dividend yield	0.00%
Conversion Option [member]
Long-Term Debt (Details) - Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share (in Dollars per share)	$ 22.92
Exercise price (in Dollars per share)	$ 0.01
Risk-free interest rate	5.00%
Expected volatility	60.00%
Expected life	14 days
Dividend yield	0.00%